SHARE-BASED PAYMENTS (Details) - Compensation Plan 2016-2018 [Member] - Stock Option [Member] - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Number of share options outstanding [Roll Forward]
Beginning balance	2,932,896	4,719,720
Units bases, Granted		37,359
Units bases, Annulled	(171,419)	(1,193,286)
Units bases, Exercised	(1,168,700)	(630,897)
Ending balance	1,592,777	2,932,896